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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter End: December 31, 2010

If amended report check here:    [X]   Amendment Number:         1

This Amendment (check only one): [ ]   is a restatement
                                 [X]   adds new holding entries

P&S Credit Management, L.P.

Name of Institutional Investment Manager

590 Madison Avenue, 28th Floor               New York     New York      10022
Business Address                (Street)      (City)      (State)       (Zip)

13F File Number: 028-13835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

/s/ Greg Pearson
Greg Pearson               Chief Financial Officer         (212) 319-8220
(Name)                     (Title)                         (Phone)

Signature, Place and Date of Signing:

590 Madison Avenue, 28th Floor
New York, New York 10022
 2/22/2011

This amendment is being filed to include certain reportable securities that were not listed on the original Form 13F filing.

Report Type:

[X]   13F HOLDINGS REPORT.

[_]   13F NOTICE.

[_]   13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           1
Form 13F Information Table Entry Total:      24
Form 13F Information Table Value Total:      215,041 (thousands)

List of Other Included Managers:

No.        Form 13F File Number:     Name:
---        ---------------------     -----
1.         028- __________           Moelis & Company Holdings LLC

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               UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F
                               INFORMATION TABLE

                          P&S CREDIT MANAGEMENT, L.P.

                          FORM 13F INFORMATION TABLE
                            AS OF DATE: 12/31/2010

ITEM 1                             ITEM 2         ITEM3    ITEM 4         ITEM 5       ITEM 6   ITEM 7          ITEM 8
------                         ---------------  --------- -------- ------------------- ------- -------- ----------------------
                                                                                                           VOTING AUTHORITY
                                                           VALUE    SHARES/   SH/ PUT/ INVSTMT  OTHER   ----------------------
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS    SOLE    SHARED NONE
--------------                 ---------------  --------- -------- ---------- --- ---- ------- -------- ---------- ------ ----
AMERICAN MED SYS HLDGS INC     NOTE 4.000% 9/1  02744MAB4    1,690  1,384,000 PRN      DEFINED    1      1,384,000
AMYLIN PHARMACEUTICALS INC     NOTE 3.000% 6/1  032346AF5      869  1,000,000 PRN      DEFINED    1      1,000,000
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0   13,902 12,000,000 PRN      DEFINED    1     12,000,000
ARVINMERITOR INC               FRNT 4.000% 2/1  043353AH4   11,050 10,000,000 PRN      DEFINED    1     10,000,000
CEPHALON INC                   NOTE 2.000% 6/0  156708AP4   25,676 18,275,000 PRN      DEFINED    1     18,275,000
CUBIST PHARMACEUTICALS INC     NOTE 2.500%11/0  229678AD9   13,518 14,000,000 PRN      DEFINED    1     14,000,000
DOLLAR FINL CORP               NOTE 3.000% 4/0  256664AC7    1,185  1,000,000 PRN      DEFINED    1      1,000,000
ENPRO INDS INC                 DBCV 3.938%10/1  29355XAB3    8,302  5,970,000 PRN      DEFINED    1      5,970,000
GENCO SHIPPING & TRADING LTD   NOTE 5.000% 8/1  36869MAA3    1,534  1,500,000 PRN      DEFINED    1      1,500,000
GLOBAL INDS LTD                DBCV 2.750% 8/0  379336AE0      740  1,000,000 PRN      DEFINED    1      1,000,000
HEARTWARE INTL INC             NOTE 3.500%12/1  422368AA8    3,296  3,000,000 PRN      DEFINED    1      3,000,000
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0  42805TAA3    3,822  2,000,000 PRN      DEFINED    1      2,000,000
INTERNATIONAL COAL GRP INC N   NOTE 4.000% 4/0  45928HAG1    9,972  6,526,000 PRN      DEFINED    1      6,526,000
INTEROIL CORP                  NOTE 2.750%11/1  460951AC0      491    500,000 PRN      DEFINED    1        500,000
JETBLUE AIRWAYS CORP           DBCV 6.750%10/1  477143AG6      406    250,000 PRN      DEFINED    1        250,000
LIBERTY GLOBAL INC             NOTE 4.500%11/1  530555AB7   18,633 12,500,000 PRN      DEFINED    1     12,500,000
MICROCHIP TECHNOLOGY INC       SDCV 2.125%12/1  595017AB0   19,592 16,000,000 PRN      DEFINED    1     16,000,000
MYLAN INC                      NOTE 3.750% 9/1  628530AJ6   25,912 17,115,000 PRN      DEFINED    1     17,115,000
OIL STS INTL INC               NOTE 2.375% 7/0  678026AB1   14,326  7,000,000 PRN      DEFINED    1      7,000,000
OMNICARE INC                   DBCV 3.250%12/1  681904AL2    1,375  1,491,000 PRN      DEFINED    1      1,491,000
OMNICARE INC                   NOTE 3.750%12/1  681904AN8    4,460  4,000,000 PRN      DEFINED    1      4,000,000
RADIAN GROUP INC               NOTE 3.000%11/1  750236AK7    2,620  2,689,000 PRN      DEFINED    1      2,689,000
SBA COMMUNICATIONS CORP        NOTE 4.000%10/0  78388JAM8   18,406 12,352,000 PRN      DEFINED    1     12,352,000
VIRGIN MEDIA INC               NOTE 6.500%11/1  92769LAB7   13,265  8,000,000 PRN      DEFINED    1      8,000,000